Share Capital	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Share Capital

8. Share Capital

In June 2013, the Company successfully completed a public offering, whereby 800,000 shares of Safe Bulkers series B cumulative redeemable perpetual preferred shares were issued and sold at a price of $25.00 per share, and a private placement, whereby 800,000 shares of Safe Bulkers series B cumulative redeemable perpetual preferred shares were issued and sold to an entity controlled by Polys Hajioannou, at the public offering price. The net proceeds of the public offering and the private placement were $38,865 net of underwriting discount of $672 and offering expenses of $463. The Series B preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. At any time on or after July 30, 2016, the Series B preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2018, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2016 and 30% thereafter. The Series B preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

In November 2013, the Company successfully completed a public offering, whereby 5,750,000 shares of Safe Bulkers common stock were issued and sold at a price of $7.43 per share, and a private placement, whereby 1,000,000 shares of Safe Bulkers common stock were issued and sold to an entity controlled by Polys Hajioannou, at the public offering price. The net proceeds of the public offering and the private placement were $47,980, net of underwriting discount of $1,898 and offering expenses of $275.

In May 2014, the Company successfully completed a public offering, whereby 2,300,000 shares of Safe Bulkers series C cumulative redeemable perpetual preferred shares were issued and sold at a price of $25.00 per share. The net proceeds of the public offering and the private placement were $55,504 net of underwriting discount of $1,744 and offering expenses of $252.The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. At any time on or after May 31, 2019, the Series C preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

In June 2014, the Company successfully completed a public offering, whereby 3,200,000 shares of Safe Bulkers series D cumulative redeemable perpetual preferred shares were issued and sold at a price of $25.00 per share. The net proceeds of the public offering and the private placement were $77,420 net of underwriting discount of $2,369 and offering expenses of $211. The Series D preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. At any time on or after June 30, 2019, the Series D preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

In December 2016, the Company successfully completed a public offering, whereby 15,640,000 shares of Safe Bulkers common stock were issued and sold at a price of $1.10 per share. An entity controlled by Polys Hajioannou purchased 2,727,272 shares of common stock in the public offering. The gross proceeds of the public offering were $17,204, net of underwriting discount of $710 and offering expenses of $379.

In December 2015, the Company implemented a program for the repurchase of an amount of up to $20,000 in aggregate of its Series B, Series C and Series D preferred shares. Under the statement of designation of the respective series of preferred shares, any such shares repurchased by the Company shall be cancelled. As of December 31, 2016, the Company had repurchased and cancelled 109,397 Series B preferred shares under this repurchase program.

In June 2016, the Company implemented a program for the repurchase of an amount of up to 2,000,000 shares of its common stock. As of December 31, 2016, the Company had repurchased 113,076 common shares under this repurchase program which were kept as treasury shares.

Pursuant to an arrangement approved by the Company's shareholders' and the nominating and compensation committee, effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued Company common stock as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company's common stock on the last trading day prior to the end of each quarter in which services were provided and the shares are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2014, 2015 and 2016, 6,890 shares, 17,964 shares and 62,717 shares, respectively, were issued to the audit committee chairman.

Pursuant to an arrangement approved by the Company's shareholders and the nominating and compensation committee, effective January 1, 2010, the independent directors of the Company, other than the audit committee chairman, each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued Company common stock as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above. During the years ended December 31, 2014, 2015 and 2016, 6,892 shares, 17,964 shares and 62,717 shares, respectively were issued to the independent directors of the Company, other than the audit committee chairman.